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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No.              811-05012
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             CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
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             (Exact Name of Registrant as Specified in Charter)

             466 Lexington Avenue, New York, New York 10017-3140
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             (Address of Principal Executive Offices)    (Zip Code)

             Hal Liebes, Esq.
             Credit Suisse Asset Management Income Fund, Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
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             (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500
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Date of fiscal year end:  December 31, 2003
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Date of reporting period:  January 1, 2003 to June 30, 2003
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ITEM 9. CONTROLS AND PROCEDURES.

        (b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Asset Management Income Fund, Inc.

                  /s/ Joseph D. Gallagher
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                  Name: Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date: September 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Joseph D. Gallagher
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                  Name: Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date: September 4, 2003

                  /s/ Michael A. Pignataro
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                  Name: Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date: September 4, 2003